Prospectus Supplement
John Hancock Funds II
Blue Chip Growth Fund (the fund)
Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C
Management fee	0.71 [1]	0.71 [1]
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses	0.16	0.16
Total annual fund operating expenses	1.17	1.87
Contractual expense reimbursement	-0.03 [2]	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	1.14	1.86
1
“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A shares exceed 1.14% of average daily net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A shares” means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Shares Sold		Shares Not Sold
Expenses ($)	A	C	C
1 year	610	189	289
3 years	850	587	587
5 years	1,109	1,010	1,010
10 years	1,847	2,007	2,007
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee,” are amended and restated as follows:
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective June 1, 2025.
Aggregate Net Assets	Tier	Fee Rate
Assets under $500 million	All assets	0.780%
Assets between $500 million - $1 billion	All assets	0.775%
Assets between $1 billion - $2 billion	First $1 billion	0.750%
	Next $1 billion	0.740%
Assets between $2 billion - $7.5 billion	First $3 billion	0.740%
	Next $4.5 billion	0.725%
Assets over $7.5 billion	All assets	0.710%
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Blue Chip Growth Fund (the fund)
Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.71 [1]
Other expenses	0.04
Total annual fund operating expenses	0.75
Contractual expense reimbursement	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	0.74
1
“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	76
3 years	239
5 years	416
10 years	929
Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee for Blue Chip Growth Fund,” are amended and restated as follows:
Management fee for Blue Chip Growth Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective June 1, 2025.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Aggregate Net Assets	Tier	Fee Rate
Assets under $500 million	All assets	0.780%
Assets between $500 million - $1 billion	All assets	0.775%
Assets between $1 billion - $2 billion	First $1 billion	0.750%
	Next $1 billion	0.740%
Assets between $2 billion - $7.5 billion	First $3 billion	0.740%
	Next $4.5 billion	0.725%
Assets over $7.5 billion	All assets	0.710%
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Blue Chip Growth Fund (the fund)
Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee	0.71 [1]
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.80
Contractual expense reimbursement	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	0.79
1
“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	1
1 year	81
3 years	254
5 years	443
10 years	989
Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee for Blue Chip Growth Fund,” are amended and restated as follows:
Management fee for Blue Chip Growth Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective June 1, 2025.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Aggregate Net Assets	Tier	Fee Rate
Assets under $500 million	All assets	0.780%
Assets between $500 million - $1 billion	All assets	0.775%
Assets between $1 billion - $2 billion	First $1 billion	0.750%
	Next $1 billion	0.740%
Assets between $2 billion - $7.5 billion	First $3 billion	0.740%
	Next $4.5 billion	0.725%
Assets over $7.5 billion	All assets	0.710%
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Blue Chip Growth Fund (the fund)
Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of June 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee	0.71 [1]
Other expenses	0.16 [2]
Total annual fund operating expenses	0.87
Contractual expense reimbursement	-0.01 [3]
Total annual fund operating expenses after expense reimbursements	0.86
1
“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.
2
“Other expenses” have been estimated for the first year of operations of the fund's Class I shares.
3
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	I
1 year	88
3 years	277
5 years	481
10 years	1,072
Additionally, as of the Effective Date, the table related to the fund’s management fee schedule and the paragraph preceding the table in the “Fund details” section, under the heading “Who’s who—Management fee,” are amended and restated as follows:
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective June 1, 2025.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Aggregate Net Assets	Tier	Fee Rate
Assets under $500 million	All assets	0.780%
Assets between $500 million - $1 billion	All assets	0.775%
Assets between $1 billion - $2 billion	First $1 billion	0.750%
	Next $1 billion	0.740%
Assets between $2 billion - $7.5 billion	First $3 billion	0.740%
	Next $4.5 billion	0.725%
Assets over $7.5 billion	All assets	0.710%
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Global Equity Fund (the fund)
Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a change to add an additional benchmark that more closely correlates with the fund’s investments, effective as of October 1, 2025 (the Effective Date).
In connection with the change described above, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI World Value Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4 and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Additionally, as of the Effective Date, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	13.28	10.25	6.44
after tax on distributions	12.59	8.53	4.93
after tax on distributions, with sale	8.35	7.94	4.84
Class C	17.49	10.60	6.33
Class I	19.64	11.70	7.30
Class R2	19.26	11.28	6.95
Class R4	19.53	11.64	7.21
Class R6	19.78	11.82	7.36
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	23.79	12.80	8.60
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	11.51	8.87	5.89
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Funds II
Global Equity Fund (the fund)
Supplement dated September 25, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on September 23-25, 2025, the Trust’s Board of Trustees approved a change to add an additional benchmark that more closely correlates with the fund’s investments, effective as of October 1, 2025 (the Effective Date).
In connection with the change described above, the paragraph below under the heading “Past performance” in the “Fund summary” section for the fund is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The MSCI World Value Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Additionally, as of the Effective Date, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class NAV (before tax)	19.79	11.84	7.43
after tax on distributions	18.66	9.61	5.36
after tax on distributions, with sale	12.03	8.82	5.19
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	23.79	12.80	8.60
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	11.51	8.87	5.89
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.